SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies1 [Abstract]
Statement of Compliance	Statement of Compliance
These Combined Consolidated Financial Statements (“financial statements”) have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (“IASB”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated.
The financial statements were authorized for issue by the Board of Directors of the Company on March 22, 2022.

Basis of Consolidation	Basis of ConsolidationThe financial statements include the accounts of the Company and its consolidated subsidiaries, which are the entities over which the Company has control. All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.
Reclassifications	Certain comparative amounts have been reclassified to be consistent with the current year's presentation.
Continuity of Interest	Continuity of InterestAs described above, BAM Re was established on December 10, 2020 by Brookfield and on June 28, 2021 Brookfield Asset Management completed the Spin-off of the Business to the Company and the special dividend declaration to holders of Brookfield's Class A and B Shares. Brookfield Asset Management controlled the Business prior to the Spin-off and has significant influence over the Company subsequent to the Spin-off through its interests in the Company. The Business was transferred before Spin-off, as part of the reorganization, and therefore the transactions are common control transactions. In accordance with the Company and Brookfield Asset Management's accounting policy, the Company has reflected the Business in its financial position and results of operations using Brookfield Asset Management's carrying values, prior to the Spin-off.
In addition, certain investments were transferred as part of the reorganization. These are treated as asset acquisitions and are also considered common control transactions. The accounting policy is to record the common control asset acquisitions on the date of occurrence at the historical carrying value, with any gain or loss against the consideration paid being recorded in equity. To reflect this continuity of interest, these financial statements provide comparative information of the Business for the periods prior to the Spin-off, as previously reported by Brookfield. The economic and accounting impact of contractual relationships created or modified in conjunction with the Spin-off (see Note 1(b)) have been reflected prospectively from the date of the Spin-off and have not been reflected in the results of operations or financial position of the Company prior to June 28, 2021, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to June 28, 2021 is presented based on the historical financial information for the Business as previously reported by Brookfield. For the period after completion of the Spin-off, the results are based on the actual results of the Company, including the adjustments associated with the Spin-off and the execution of several agreements (see Note 17). Therefore, net income (loss) and comprehensive income (loss) not attributable to interests of others in operating subsidiaries has been allocated to Brookfield prior to June 28, 2021 and allocated to the shareholders of class A exchangeable shares, class B shares and class C shares on and after June 28, 2021.

(d)Class A exchangeable shares
As described in Note 1 (b)(i), the Company’s equity interests include the class A exchangeable shares held by public shareholders. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Each class A exchangeable share is structured with the intention of providing an economic return equivalent to one Brookfield Class A Share (subject to adjustment to reflect certain capital events). Each class A exchangeable share is exchangeable with Brookfield Asset Management at the option of the holder for one Brookfield Class A Share (subject to adjustment to reflect certain capital events) or its cash equivalent (the form of payment to be determined at the discretion of Brookfield Asset Management), plus unpaid distributions. Brookfield Asset Management currently intends to satisfy any exchange requests on the class A exchangeable shares through the delivery of Brookfield Class A Shares rather than cash. Each class A exchangeable share, held on the record date, has voting rights and is entitled to cast one vote at a meeting of shareholders of the Company.
The class A exchangeable shares are classified as equity instruments. The class A exchangeable shares are issued capital of the Company and as a result are not adjusted for changes in market value.
(e)Class B shares
As described in Note 1 (b)(ii), the Company’s equity interests include the class B shares held by BAM Re Class B Partners. Subject to applicable law, quarterly cash distributions may be made in the form of a dividend or a capital reduction resulting in a return of capital or a combination thereof. Distributions on the class B shares will be paid, or in the case of a distribution made pursuant to a capital reduction, will be returned, in each case, at the same time and in the same amount per share as dividends on a Brookfield Class A Shares. The BAM Re Class B Partners are entitled to one vote on any matter and can cast one vote for each class B share held at the record date.
The class B shares are classified as equity instruments. The class B shares are issued capital of the Company and as a result are not adjusted for changes in market value.
(f)Class C shares
As described in Note 1 (b)(iii), the Company’s equity interests include the class C shares held by Brookfield Asset Management. The class C shares are non-voting shares that are entitled to the residual economic interest in the Company after payment in full of the amount due to holders of our class A exchangeable shares and our class B shares and subject to the prior rights of holders of the Preferred Shares.
The class C shares are classified as equity instruments. The class C shares are issued capital of the Company and as a result are not adjusted for changes in market value.
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents include cash and short-term investments with original maturities of 90 days or less. The Company classifies cash and cash equivalents at amortized cost.
Cash and cash equivalents exclude cash balances and short-term investments that are for use by the Company as part of the reinsurance funds withheld arrangement (Note 2(i)).

Investments	Investments
Investments are financial assets which are comprised of common shares, preferred shares, bonds and fixed-income instruments. The Company uses the trade date to account for investment transactions.
Financial assets are classified into one of the following categories:
•AFS assets are measured at fair value, with changes in fair value recognized in other comprehensive income (loss);
•FVTPL assets are measured at fair value, with changes in fair value recognized in net income (loss); and
•Loans and receivables are measured at amortized cost.
Financial assets are classified according to their nature and use by the Company at the time of initial recognition. Financial assets supporting capital and surplus and coinsurance reserves are classified as AFS or as loans and receivables. Unrealized gains (losses) are recognized in other comprehensive income (loss). Upon realization, gains or losses are reclassified to the Combined Consolidated Statements of Operations and recorded in net investment income (loss).
Financial assets supporting insurance reserves under PRT and modified coinsurance reserves under reinsurance are designated as FVTPL or as loans and receivables. Any changes in the fair value of the underlying assets matched to the insurance reserves are directly reflected in the insurance reserves. Unless the asset is deemed to be impaired, changes in fair value of assets matching these liabilities and changes in the corresponding insurance reserves are directly recognized in the Combined Consolidated Statements of Operations in order to avoid a mismatch that would otherwise arise.

Loans and receivables are measured at amortized cost using the effective interest method, less any applicable provision for impairment.
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.
Any gain or loss arising on derecognition is recognized directly in net income (loss) and presented in realized gains (losses) on investments which is included in net investment income.

Reinsurance funds withheld and liabilities	Reinsurance funds withheld
Reinsurance funds withheld is a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements in which NER Ltd. and NER SPC, indirect wholly owned subsidiaries of the Company, act as reinsurers. The receivable represents assets that are held in custodial accounts that are legally segregated from the third-party ceding companies’ general accounts and are managed by NER Ltd. and NER SPC. The assets are typically cash and cash equivalents and fixed income asset types. In the event of ceding companies' insolvency, NER Ltd. and NER SPC would need to assert a claim on the assets supporting the reserve liabilities. However, NER Ltd. and NER SPC have the ability to offset amounts owed to the ceding companies. Interest generally accrues on these assets based upon the investment earnings on the underlying investments. The Company is subject to the investment performance and has all economic rights and obligations on the funds withheld assets, in a fashion similar to the invested assets held directly by NER Ltd. and NER SPC. The underlying agreements contain embedded derivatives as discussed in Derivative financial instruments (Note 2(k)).

(j)Funds withheld liabilities
Funds withheld liabilities represent the payable for amounts contractually withheld in accordance with reinsurance agreements where BAC acts as a cedant. While the assets in the funds withheld liabilities are legally owned by BAC, the reinsurer is subject to all investment performance and economic rights and obligations to the funds withheld assets similar to invested assets held directly by the reinsurer. BAC’s funds withheld liabilities balance includes cash and cash equivalents, fixed income securities and derivatives carried at fair value and is credited with premiums, investment income (loss), benefits payable and other expenses deducted as incurred at cost.
Reinsurance assumed
NER Ltd. closed a retrocession agreement on September 3, 2021 with a third party insurance company to reinsure multi-year guarantee fixed annuities. At the time of closing, the retrocession agreement had a retrospective effective date of April 1, 2021, representing the date on which the Company has the reinsurance contractual obligations.

NER Ltd. assumes insurance contracts under modified coinsurance arrangements (“Modco”). NER Ltd. generally has the right of offset on reinsurance contracts but have elected to present reinsurance settlement amounts due to and from the cedant on a gross basis.

Assets and liabilities assumed under Modco are presented gross on the balance sheet. For insurance contracts, the change in assumed reserves and benefits are presented as change in insurance reserves on the Combined Consolidated Statements of Operations. Assumed premiums are included in premiums on the Combined Consolidated Statements of Operations. Expenses outside of account value, such as commissions and federal excise taxes, are included in other reinsurance expenses in the Combined Consolidated Statements of Operations.

NER SPC closed a retrocession agreement on October 8, 2021 with an insurance company which was the Company's associate to reinsure fixed indexed annuities. At the time of closing, the retrocession agreement had a retrospective effective date of July 1, 2021, representing the date on which the Company has the reinsurance contractual obligations.

NER SPC assumes insurance contracts under Modco and Coinsurance. NER SPC generally has the right of offset on reinsurance contracts but have elected to present reinsurance settlement amounts due to and from the cedant on a gross basis.

(t)Reinsurance ceded

In the normal course of business, BAC is a user of reinsurance in order to limit the potential for losses arising from certain exposures. To the extent that third party reinsurers are unable to meet their obligations, BAC remains liable to its policyholders for the portion reinsured.

At each reporting date, the reinsurance asset and reinsurance receivable, if any, are assessed for impairment. If there is objective evidence that the reinsurance asset or reinsurance receivable are not recoverable and the impact of the event can be reliably measured, an impairment loss is recognized for the amount by which the carrying amount exceeds the recoverable amount.

BAC has two types of reinsurance arrangements.

Longevity reinsurance
BAC enters into longevity reinsurance transactions with third party reinsurers. As part of the agreements, the Company commits to pay the reinsurers a schedule of fixed payments relating to a proportion of defined blocks of policyholder benefits. In return, the reinsurers reimburse the actual cost of their proportion of benefit expenses on those blocks to BAC. Settlement of fixed and actual payments between BAC and the reinsurers are on a net basis. The difference between fixed and actual payments on past service is recognized in the same period as the related claim is incurred within benefits ceded in the Combined Consolidated Statements of Operations. Any unsettled amounts on past service from the reinsurers is recognized as a reinsurance receivable or payable in the Combined Consolidated Statements of Financial Position.
BAC is liable for reinsurance fees for the transactions. The fees are recognized as incurred and are included in ceded premiums in the Combined Consolidated Statements of Operations.

The benefits to which BAC is entitled under its reinsurance transactions are recognized as reinsurance assets in the Combined Consolidated Statements of Financial Position. The reinsurance assets related to longevity reinsurance is the difference between the schedule of fixed and actual benefit payments on a proportion of defined blocks of business.

Quota share reinsurance
BAC enters into quota share reinsurance transactions with third-party reinsurers. The agreement covers policyholder benefits for a proportion of business reinsured. The proportion varies for certain discrete blocks of business.

At the inception of each quota share reinsurance contract, premiums ceded and a corresponding decrease in cash or payable is recognized in proportion to the business reinsured by the external reinsurer. BAC also recognizes a reinsurance asset and a change in insurance reserves ceded in the Combined Consolidated Statements of Financial Position and the Combined Consolidated Statements of Operations, respectively. The benefits to which BAC is entitled under its reinsurance contracts are recognized as reinsurance assets.

The reinsurer is committed to pay BAC a proportion of actual benefit expenses. The amounts are reported in benefits ceded in the same period as the related benefit expense is incurred. In cases where the benefit payments are due but not fully received from the reinsurer, BAC will recognize a reinsurance receivable. In cases where benefit payments are due, but amounts are received in excess from the reinsurer, BAC will recognize a reinsurance payable.

Under reinsurance contracts with unregistered reinsurers, assets are required to be pledged to BAC in order to secure payment of liabilities under the reinsurance agreement. Unregistered reinsurers are reinsurers which are not regulated by OSFI. The pledged assets are held in Canada by a Canadian financial institution that is not affiliated with the third party reinsurer. BAC maintains a valid and enforceable security interest that has priority over any other security interest in the collateral. In the event of default by the reinsurer, BAC has the right to liquidate or take legal possession of these assets, in a timely manner.

Derivative financial instruments	Derivative financial instruments
The Company manages foreign currency exposure and other market risks associated with certain assets and liabilities by using derivative financial instruments such as foreign exchange forwards, cross currency swaps, interest rate swaps, and bond futures. Derivative financial instruments are classified as held for trading which are measured as FVTPL investments. Derivative financial instruments are recorded at fair value on acquisition date and subsequently revalued at fair value at each reporting date. Derivative financial instruments with positive values are recorded as derivative assets and negative fair values are reported as derivative liabilities. Changes in fair value of derivatives are recorded in net investment income (loss), in the Combined Consolidated Statements of Operations.
Derivatives embedded in reinsurance contracts which are not closely related to the host contract are separated and measured at fair value in the Combined Consolidated Statements of Financial Position. Changes in the fair value are included in the net investment results from funds withheld in the Combined Consolidated Statements of Operations.

Assets pledged as collateral and Collateralized borrowing transactions	Assets pledged as collateral
The Company receives and pledges collateral in respect to certain derivative contracts, in order to meet its contractual obligations. The amount of collateral required is determined by the valuation of each contract on a mark-to-market basis and the type of collateral to be deposited is specified within the agreement with each counterparty.
Collateral pledged continues to be recognized in the Combined Consolidated Statements of Financial Position as the Company retains all rights related to these assets.
Collateral received is not recognized in the Combined Consolidated Statements of Financial Position unless the Company acquires the rights relating to the economic risks and rewards related to these assets.
(m)Collateralized borrowing transactions
Securities sold under repurchase agreements are collateralized borrowing transactions. A repurchase agreement provides the lender of securities the right to receive from the counterparty sufficient cash to purchase the same securities at the maturity of the agreement. These transactions are measured at amortized cost and are recorded at amounts at which the securities were initially sold.
The Company recognizes an asset in the Combined Consolidated Statements of Financial Position, representing the cash received, and a liability for the same amount, representing the obligation to repurchase the loaned bonds. Repurchase agreements with the same counterparty are presented net in the Combined Consolidated Statements of Financial Position.
(n)Right to offset
Amounts presented in these financial statements are presented on a net basis when there exists both a legally enforceable right to offset the recognized amounts and an intention to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Impairment	Impairment
At each reporting date, financial assets are assessed for impairment indicators. The Company considers an impairment loss if it deems it unlikely that it will be able to recover all amounts due according to the contractual terms of the obligation. For AFS equity investments, a significant and prolonged decline in the fair value of the security below its cost is considered to be objective evidence of impairment. For all other financial assets, there must be observable data about the loss events, such as, but not limited to, the issuer’s financial difficulty, a bankruptcy, default of payment of principal or interest, or specific adverse conditions affecting an industry or a region.
For financial assets measured at amortized cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows. The impairment loss is recorded in the Combined Consolidated Statements of Operations.
For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized. In respect to AFS equity securities, impairment losses previously recognized in profit or loss are not reversed through profit or loss. Any increases in fair value subsequent to an impairment loss is recognized in other comprehensive income. In respect of AFS debt securities, impairment losses are subsequently reversed through profit or loss if an increase in the fair value of the investment can be objectively related to an event occurring after the recognition of the impairment loss. The reversal cannot exceed the impairment expense amount. The amount of reversal is recorded in the Combined Consolidated Statements of Operations.
At each reporting date, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, non-financial assets that are measured at amortized cost are reviewed for impairment. In addition, irrespective of whether there is any indication of impairment, intangible assets not yet available for use are tested for impairment annually. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.

Classification of Financial Instruments	Classification of Financial InstrumentsAccrued investment income, reinsurance receivable, due from related party, private loans, mortgages, and other assets have been classified as loans and receivables. Due to related party, reinsurance payable, accounts payable and accrued liabilities, and other liabilities have been classified as other financial liabilities. Loans and receivables and other financial liabilities are measured at amortized cost. For these items, carrying value approximates fair value due to their short-term nature. Further details of the financial instruments are described in Note 3.
Leases	Leases
IFRS 16 Leases (“IFRS 16”) specifies how to recognize, measure, present, and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases.
The Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
If a contract contains a lease, the Company will recognize a right-of-use (“ROU”) asset and a lease liability at the lease commencement date. The ROU asset and lease liability are initially measured as an amount equal to the present value of the remaining lease payments over the lease. The discount rate used is the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.
The ROU asset is depreciated to the earlier of the end of the useful life or lease term using the straight-line method as this reflects the expected pattern of use. At each reporting date, the Company assesses whether there is any indication that the ROU asset may be impaired. If an impairment indicator exists, then the Company will adjust the value of the ROU asset to its recoverable amount and an impairment loss is recognized. The ROU asset is included in property and equipment in the Combined Consolidated Statements of Financial Position.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. It is remeasured when there is a change in future lease payments arising from a change in rates or there is a change in the Company’s estimate of the amount expected to be payable.

Insurance reserves	Insurance reserves
Contract classifications
Contracts under which the Company accepts significant insurance risk from a policyholder are classified as insurance contracts in accordance with IFRS 4 Insurance Contracts (“IFRS 4”) on the Combined Consolidated Statements of Financial Position. A contract is considered to have significant insurance risk if, and only if, an insured event could cause an insurer to make significant additional payments in any scenario, excluding scenarios that lack commercial substance at the inception of the contract. Contracts under which the Company does not accept significant insurance risk are classified as either investment contracts or considered a service contract and are accounted for in accordance with IAS 39 Financial Instruments: Recognition and Measurement or IFRS 15 Revenue from Contracts with Customers, respectively. Once a contract has been classified as an insurance contract, it remains an insurance contract for the remainder of its term, even if the insurance risk reduces significantly during the year, unless all rights and obligations are extinguished or expire. Investment contracts can be reclassified as insurance contracts if insurance risk subsequently becomes significant.
Measurement
In accordance with IFRS 4, the Company has applied existing accounting practices for insurance and participating investment contracts, modified as appropriate to comply with the IFRS framework and applicable standards.
The long-term insurance reserves are calculated separately for each product type, based either on local regulatory requirements or existing local GAAP (at the later of the date of transition to IFRS or the date of the acquisition of the entity); and actuarial principles consistent with those applied in each local market.
Insurance reserves are determined by BAC using the Canadian Asset Liability Method (“CALM”), in accordance with the standards of the Canadian Institute of Actuaries (“CIA”) and as permitted by IFRS 4.
Insurance reserves represent the amount required to provide for future benefits payments and administrative expenses on policies in force with BAC. Insurance reserves are presented gross of reinsurance assets on the Combined Consolidated Statements of Financial Position. BAC’s Appointed Actuary is responsible for determining the amount of insurance reserves in accordance with standards established by the CIA. CALM is used to determine insurance reserves and incorporates best-estimate assumptions for longevity, future investment yields, administration costs, margins for adverse deviation and inflation. Margins for adverse deviation are necessary to provide for possibilities of misestimation and future deterioration in the best estimate assumptions, and provide reasonable assurance that insurance reserves cover a range of possible outcomes. Margins are reviewed periodically for continued appropriateness.
BAC has designated invested assets supporting insurance reserves as FVTPL or as loans and receivables. Since the value of the insurance reserves is determined by reference to the assets supporting those reserves, changes in the insurance reserves offset a significant portion of the changes in fair value of these FVTPL assets recorded in net income (loss).
Insurance reserves are determined by NER Ltd. using US GAAP reserve methodology, as permitted by IFRS 4. Insurance reserves are carried at the accumulated contract holder values without reduction for potential surrender or withdrawal charges. These are equal to the balance that accrues to the benefit of the policyholders as of the reporting date (commonly referred to as the account value), including policyholders’ accumulated net deposits plus a guaranteed rate of interest credited, less policyholder deaths and withdrawals. Insurance reserves are further evaluated using accepted actuarial valuation methods based on assumptions related to mortality, withdrawals, surrender and deposit rates, determined when the policies are assumed.

Insurance reserves are determined by NER SPC using US GAAP reserve methodology, as permitted by IFRS 4. Insurance reserves for fixed index annuity contracts (with embedded derivatives) are carried at fair value with an explicit margin added to the mortality, lapse and partial withdrawal assumptions. The host contract and the embedded derivative are bifurcated. The embedded derivative cash flows incorporate a risk margin and are discounted using a rate that reflects our own credit rating. The host contract is established at contract inception as the initial value less the initial fair value of the embedded derivative and accreted over the policy’s life. The host value’s accretion rate is updated each quarter so that the present value of the actual and expected guaranteed cash flows is equal to the initial host.

An additional liability is established for Life Income Benefit Rider (“LIBR”) benefits -withdrawals paid after the contract account value is exhausted. The liability accrues in proportion to contractual assessments using the crediting interest rate. The present value of expected excess benefits and assessments is projected over a range of stochastic equity scenarios. Retrospective unlocking is performed by replacing mean stochastic projected assessments and benefits with actual, revising projections of future experience and resolving for the portion of assessments required.
Key reserve assumptions are based on industry standard data adjusted to align with actual experience, if necessary. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish future policy benefit reserves. Due to the many assumptions and estimates used in establishing reserves, and the long-term nature of the reinsurance contracts, the reserving process, while based on standard actuarial practices, is inherently uncertain.
Deferred revenue	Deferred revenueThe deferred revenue for interest-sensitive life and investment-type contracts is amortized over the life of the policies. Different amortization methods are permissible, one of these methods being present value of estimated gross profits. However, if estimated gross profits are expected to be negative, alternative amortization techniques are to be used. Given the absence of initial profits for NER Ltd., the deferred revenue is amortized by number of in-force policies. Estimates of in-force policy numbers are based on assumptions using accepted actuarial methods. Amortization is recorded in total revenue within the Combined Consolidated Statements of Operations.
Deferred acquisition costs	Deferred acquisition costsThe Company incurs costs in connection with acquiring or renewal of reinsurance business. Costs that are directly related to the successful acquisition of reinsurance contracts are capitalized as deferred acquisitions costs (“DAC”) to the extent that they are recoverable from gross profits. These costs consist of commission and policy issuance costs, as well as sales inducements credited to policyholder account balances. The DAC is amortized over the life of the policies in proportion to the estimated gross profits.
Premiums	PremiumsGross premiums are recognized as revenue when due and collection is reasonably assured. When premiums are recognized, insurance reserves are computed, the result being that benefits and expenses are matched with such revenue. Premiums ceded are recognized when due and in accordance with the terms of the contractual agreement between the Company and reinsurer. Premium refunds, if any, are recognized on an accrual basis.
Benefits paid	Benefits paidGross benefits and benefits ceded are recorded in the Combined Consolidated Statements of Operations when they are due and incurred.
Net investment income	Net investment income
Interest income is calculated using the effective interest method.
Dividend income is recognized when the right to receive payments is established.
Realized gains (losses) on investments and derivatives represent the difference between net sale proceeds and the purchase price.
Unrealized gains (losses) on investments and derivatives measure the difference between the fair value of investments at the end of each reporting date and their purchase price. The net movement reflects both unrealized gains and losses recognized during the year adjusted for any prior period unrealized gains and losses which have been realized in the current accounting period.
Investment upfront fees are recognized when the performance obligation has been satisfied under the contractual terms and customary business practice, which may be satisfied over time or at a point in time, in accordance with IFRS 15. The amounts are included in net investment income.

(z)Net investment results from funds withheld
Net investment results from funds withheld include investment income on funds withheld investments and changes in the fair value of derivatives embedded in reinsurance contracts, as discussed in Note 2(k). Changes in the fair value of the embedded derivative are included in the net investment results from funds withheld in the Combined Consolidated Statements of Operations.

Net hedge expenses	Net hedging expensesNet hedging expenses relate to costs incurred and mark to market movement associated with derivative contracts not directly related to the Company's insurance operating companies' investment portfolios or insurance reserves.
Income taxes	Income taxesCurrent tax assets and liabilities are measured at the amount expected to be recovered from or paid to taxation authorities within a year. The tax rates and tax laws used to compute the amounts are those that are enacted or substantively enacted at the end of each year.Deferred income tax assets are recognized to the extent that it is probable that taxable profits will be available against which the unused tax losses or unused tax credits can be utilized by the Company. To the extent that it is not probable that taxable profit will be available against which the unused tax losses or unused tax credit can be utilized, the deferred tax asset is not recognized.
Foreign currencies	Foreign currencies
The Company’s functional currency was changed from Canadian Dollar (“CAD”) to USD during the fourth quarter as the primary economic activities which influenced the services provided, investment portfolio and financing activities were based in the United States. Foreign currency denominated monetary assets and liabilities of the Company are translated using the rate of exchange prevailing at the reporting date and non-monetary assets and liabilities measured at fair value are translated at the rate of exchange prevailing at the date when the fair value was determined. Revenues and expenses are measured at average rates during the year. Gains or losses on translation of these items are included in net income.
For purposes of presenting the financial statements, assets and liabilities of the Company are translated using the exchange rate prevailing at the reporting date. Revenue and expenses are measured at transactional or average rates during the year. Gains or losses on translation of these items are included in other comprehensive income.
There was no impact on the financial statements as a result of the change in functional currency, as the Company's presentation was previously determined to be USD.

Investment in associates	Investment in associates
Associates are entities over which the Company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. We use the equity method to account for our investments in associates within the Combined Consolidated Statements of Financial Position.
Interests in associates accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate is lower than the proportionate share of the investment's underlying fair value, the Company records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate is greater than the Company’s proportionate share of the underlying fair value, goodwill relating to the associate is included in the carrying amount of the investment.
Subsequent to initial recognition, the carrying value of the Company’s interest in an associate is adjusted for the Company’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate are recognized in the financial statements based on the interests of unrelated investors in the investee. The carrying value of associates is assessed for impairment indicators at each reporting date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on equity accounted investments is available in Note 8.

Property and equipment	Property and equipment
Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The costs of assets include the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.

Depreciation of property and equipment commences when it is available for use. Property and equipment are depreciated on a straight-line basis over the estimated useful lives of each component of the property and equipment. The estimated useful lives of the property and equipment are three to five years.

Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, on a straight-line basis. The ROU asset is depreciated on the straight-line basis over the lease term. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.

Segments	SegmentsIn accordance with IFRS 8 Operating Segments, the Company uses a management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer who reviews the results of operations when making decisions about allocating resources and assessing performance of the Company. Our operations were reorganized into two reportable segments during the fourth quarter: Reinsurance and PRT (see Note 18).
Earnings per share	Earnings per share
The holders of the class C shares are entitled to received distributions if, as and when declared or authorized. Our Board of Directors has adopted a policy that class C share distributions will be paid quarterly in an amount equal to the Company’s distributable earnings (as determined by management of the Company) after payment of distributions on the class A exchangeable shares, class B shares and any other shares ranking senior to the class C shares and after provision for expenses, anticipated cash needs, and other similar adjustments.
Total outstanding class C shares have been used to calculate basic and diluted earnings per share. Class A exchangeable shares and class B shares are not considered participating securities nor considered to be ordinary shares, and consequently per share amounts for these classes of shares has not been presented.
Basic earnings per share attributable to class C shareholders are calculated by dividing the Company's net income for the year, less distributions payable to class A exchangeable and class B shareholders, by the weighted average number of class C shares outstanding during the year. Diluted earnings per share are determined by adjusting the weighted average number of shares outstanding for the effects of all dilutive potential shares.
Basic and diluted earnings per share for the year ended December 31, 2020 and 2019 of $18.92 and $67.72, respectively, were calculated by dividing the net income attributable to Brookfield for the year by the weighted average number of BAH common shares (2020 – 85 million, 2019 – 81.6 million, respectively). The earnings per share amounts for December 31, 2020 and 2019 are not comparable to the earnings per share amount for the year ended December 31, 2021 as a result of the Spin-off and the issuance of Class A exchangeable shares, class B shares and class C shares on June 28, 2021. Further details of the Spin-off are described in Note 1(b).

Accounting estimates and judgements	Accounting estimates and judgements
The preparation of the financial statements in accordance with IFRS requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Estimates are subject to uncertainty and can therefore differ significantly from actual results. The items most susceptible to changes in estimates and assumptions include the measurement of insurance reserves, reinsurance assets, the fair value of financial assets determined using valuation techniques and the impairment of financial instruments. Actual results may differ from our estimates thereby impacting the financial statements. Outcomes within the next financial year that are different from assumptions could require a material adjustment to the carrying amount of the asset or liability affected.
Management judgment is also used in applying the accounting policies used to prepare the financial statements. The items most susceptible to changes in estimate and judgements are the measurement of reinsurance assets (Note 10), insurance reserves (Note 10), and impairment of available-for-sale securities and loans and receivables (Note 3).

Structured entities	Structured entities
The Company invests a portion of its assets in structured entities that issue debt and preferred securities to subsidiaries of the Company, and its reinsurance treaty accounts.
The Company is the primary beneficiary of the variable returns of assets held within the entities, and while the Company is not involved in the investment decision process, the investment manager for the structured entities is a related party with significant residual economic interest in the Company. As a result, these entities are consolidated within the Company’s financial statements. We assess the variable returns determination for our structured entities on an ongoing basis. Liabilities of the entities that do not eliminate upon consolidation are recorded as liabilities of structured entities.
The carrying amount of the Company’s investment in the consolidated structured entities is determined in accordance with the Company’s accounting policies for the underlying securities held within the structured entities.

Amendments adopted during the current year and Future accounting policy changes	Amendments adopted during the current year
(i)Interest Rate Benchmark Reform

In August 2020, the IASB published Interest Rate Benchmark Reform—Phase 2, which issued amendments to IFRS 9, IAS 39, IFRS 7 Financial Instruments: Disclosures, IFRS 4 and IFRS 16. The amendments complement Interest Rate Benchmark Reform—Phase 1, which was issued in 2019, and focus on the effects on financial statements when the old interest rate benchmark is replaced with an alternative benchmark rate as a result of the reform. The amendments provide relief from remeasurement impacts on financial instruments and discontinuance of hedge relationships arising from reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The amendments were effective for annual reporting periods beginning on or after January 1, 2021.

Most US London Interbank Offered Rate ("LIBOR") values will be discontinued on June 30, 2023. Transition activities in the market are ongoing and are focused on two broad streams of work: (i) developing new alternative risk-free rate linked products and (ii) converting existing LIBOR-based contracts to alternative risk-free rates. Transition activities for the Company include incorporation of contractual provisions for new LIBOR-based financial instruments that provide a means to determining new alternative benchmark rates upon the expiry of LIBOR. The Company invests in the debt securities that pay interest based on floating interest rates indexed to either one-month, three-month or six-month US LIBOR. As at December 31, 2021, the carrying value of these debt securities was $425 million. The Company does not expect the transition to an alternative risk-free rate to have a material impact on its Combined Consolidated Financial Statements and its risk management strategy. The Company does not have any further exposure to LIBOR as at December 31, 2021.

(ak)Future accounting policy changes
(i)IFRS 17
In May 2017, the IASB issued IFRS 17 Insurance Contracts (“IFRS 17”) which will replace IFRS 4 and will be applied retrospectively. In June 2020, the IASB issued the amendment to IFRS 17, which include deferral of the effective date to annual periods beginning on or after January 1, 2023. In addition, the IASB extended the exemption for qualifying insurers to apply IFRS 9 Financial Instruments (“IFRS 9”), so that both IFRS 9 and IFRS 17 will have the same effective date.
IFRS 17 sets out the requirements for the recognition, measurement, presentation and disclosures of insurance contracts a company issues and reinsurance contracts it holds.
The future profit for providing insurance coverage is recognized in profit or loss over time as the insurance coverage is provided.
IFRS 17 will affect how the Company accounts for its insurance contracts and how it reports financial performance in the Combined Consolidated Statements of Operations. The Company continues to assess the impact of IFRS 17, which is expected to have a significant impact on the timing of earnings recognition, as well as presentation and disclosure, for its insurance contracts.
(ii)IFRS 9
In July 2014, the IASB published the complete version of IFRS 9, which replaces IAS 39 and is effective for annual periods beginning on or after January 1, 2018, with retrospective application. IFRS 9 provides changes to the classification and measurement of financial assets and liabilities, an expected credit loss model that replaces the existing incurred loss impairment model, and new hedge accounting guidance. In September 2016, the IASB issued an amendment to IFRS 4 to provide qualifying insurance companies with an optional temporary exemption from applying IFRS 9. The Company qualifies and has elected to take the deferral approach as its activities are predominantly connected with insurance.

In December 2021, the IASB published a narrow-scope amendment to IFRS 9, which allow insurers to apply the classification overlay to address possible accounting mismatches between financial assets and insurance contract liabilities in the comparative information presented on the initial application of IFRS 9 and IFRS 17.

The Company is currently assessing the impact of implementing IFRS 9 on the Combined Consolidated Financial Statements. Further details are disclosed in Note 3(h).

(iii)Amendments to IFRS 3
In May 2020, the IASB issued Reference to the Conceptual Framework, which includes amendments to IFRS 3 Business Combinations. The amendments update an outdated reference to the Conceptual Framework in IFRS 3 without significantly changing the requirements in the standard. The amendments apply to business combinations for which the acquisition date is on or after January 1, 2022. The Company is currently assessing the impact of the adoption of these amendments on the Combined Consolidated Financial Statements.
(iv)Amendments to IAS 37
In May 2020, the IASB issued Onerous Contracts - Cost of Fulfilling a Contract, which includes amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendments are effective for annual periods beginning on or after January 1, 2022. The Company is currently assessing the impact of the adoption of these amendments on the Combined Consolidated Financial Statements.
(v)Annual Improvements to IFRS Standards 2018-2020
In May 2020, the IASB issued Annual Improvements to IFRS Standards 2018-2020, which includes minor amendments to three IFRS standards applicable to our Combined Consolidated Financial Statements. The amendments apply prospectively. The amendments are effective for annual periods beginning on or after January 1, 2022.
(vi)Amendments to IAS 1
In February 2021, IASB issued 'Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)' with amendments that are intended to help preparers in deciding which accounting policies to disclose in their financial statements. The amendments are effective for annual periods beginning on or after January 1, 2023. The Company is currently assessing the impact of the adoption of these amendments on the Combined Consolidated Financial Statements.

(vii)Amendments to IAS 8
In February 2021, IASB published 'Definition of Accounting Estimates (Amendments to IAS 8)' to help entities distinguish between accounting policies and accounting estimates. The amendments are effective for annual periods beginning on or after 1 January 2023. The Company is currently assessing the impact of the adoption of these amendments on the Combined Consolidated Financial Statements.

(viii)Amendments to IAS 12
In May 2021, the IASB published Deferred Tax related to Assets and Liabilities arising from a Single Transaction, which amended IAS 12, Income Taxes. The amendments relate to the recognition of deferred tax when an entity accounts for transactions, such as leases or decommissioning obligations, by recognizing both an asset and a liability. The amendments are effective for annual reporting period beginning on or after January 1, 2023. The Company is evaluating the impact of the adoption of these amendments on its Combined Consolidated Financial Statements.